Share Capital (Tables)	6 Months Ended
Jun. 30, 2019
Share Capital [Abstract]
Summary of Weighted Average Inputs Used in the Measurement of Fair Values at the Amendment Date of the Share-Based Option Plan
The weighted average inputs used in the measurement of fair values at the amendment date of the share-based option plan are as follows:

	May 29, 2019 before the amendments	May 29, 2019 after the amendments
Fair Value at grant	CDN $0.01-$1.40	CDN $1.06-$2.10
Share price at grant	CDN $3.47	CDN $3.47
Exercise price	CDN $12.90-$51.60	CDN $4.54
Expected Volatility	98.6%-99.4%	98.6%-99.4%
Expected Option Life	1.0-3.5 years	1.0-3.5 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.48%-1.57%	1.48%-1.57%

Summary of Options Outstanding
A summary of the status of the Company’s outstanding stock options as of June 30, 2019 and December 31, 2018 and changes during the periods ended on those dates is presented in the following table:
Stock Options – CDN $ denominated

		Six Months ended June 30, 2019		Year ended December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options	Weighted average Exercise Price (CDN)
Balance Beginning	875,433	$18.20	591,609	$21.30
Granted	10,000	$4.54	322,517	$13.51
Expired/Forfeited	(41,745)	$31.29	(38,693)	$24.90
Balance Ending	843,688	$6.23	875,433	$18.20
Stock Options – US $ denominated

		Six Months ended June 30, 2019		Year ended December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)
Balance Beginning	50,349	$1.55	—	—
Granted 2	293,000	$3.44	50,349	$1.55
Expired/Forfeited	—	—	—	—
Balance Ending	343,349	$3.17	50,349	$1.55

1.	After giving consideration for 30:1 share consolidation effected June 2018.
2.	Options granted in the period ending June 30, 2019 will vest in accordance with vesting schedules and milestones over a period up to 7 years.

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices
The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at June 30, 2019 are as follows:
Canadian Dollar Denominated Options

		Weighted-average
Exercise Price	Number	remaining contractual	Options
(CDN)	Outstanding	life (years)	Exercisable
$3.28	31,498	6.17	31,498
$4.50	18,936	3.78	18,936
$4.54	717,402	4.65	245,831
$4.80	3,040	1.21	3,040
$7.49	5,590	6.02	5,590
$9.00	11,481	6.02	11,481
$9.60	1,105	1.27	1,105
$11.70	6,667	1.44	6,667
$12.00	1,948	1.43	1,948
$30.00	34,777	2.15	23,185
$30.60	2,625	1.48	2,625
$32.40	810	1.58	810
$41.70	658	0.46	658
$45.30	560	1.12	560
$51.60	6,592	0.95	6,592

	843,689	4.52	360,526

US Dollar Denominated Options

		Weighted-average
Exercise Price	Number	remaining contractual	Options
(USD)	Outstanding	life (years)	Exercisable
$1.55	50,349	2.47	50,349
$3.72	40,000	2.63	—
$3.40	253,000	6.84	156,000

	343,349	5.71	206,349

Summary of Options are Granted to Directors, Officers, Employees and Consultants
Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the six months ended June 30, 2019 are outlined below.

Grant date/ Recipient	Number of Options 1	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	3 years
May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years
June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Option Date	7 years

1.
Options granted to a consultant in February 2019 will vest in accordance with a vesting schedule and milestones achieved over a
15-month
period. Accordingly, the Company will recognize expense for these Options as the service is provided and the milestones achieved.

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan
The weighted average inputs used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2019	2018
Fair Value at grant	US $1.76	CDN $5.99
Share price at grant	US $2.84	CDN $10.79
Exercise price	US $3.40	CDN $11.97
Expected Volatility	98.43%	90.12%
Expected Option Life	3.5 years	3 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.61%	1.90%